Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	ACQUISITIONS

Acquisition of CFO Tahoe

On September 30, 2013, Shanghai Stockstar Wealth Management Co., Ltd. ("Stockstar Wealth Management"), an affiliate of the Company, paid $6,506,181 to subscribe the newly issued shares of Shenzhen Tahoe Investment and Development Co., Ltd. ("CFO Tahoe") and acquired 60% of the equity interest. CFO Tahoe held the 55% share equity in Henghui (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Henghui"), with which the Company expects to develop the precious metals trading business in the future. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to precious metal business and other related services operating segment. The net revenue and net income of CFO Tahoe in the amount of $5,988,280 and $1,864,234, respectively, have been included in the consolidated statement of comprehensive income for the year ended December 31, 2013.

		Useful life
		(Years)
Purchase price allocation:
Cash and cash equivalents	$5,279,425
Prepaid expenses and current assets	1,135,765
Accounts receivable	2,143,957
Property and equipment, net	47,770
Rental deposit	72,431
Acquired intangible assets:
Precious metal trading right	699,414
Customer relationship	1,250,813	4.3
Guarantee fund deposits	1,626,545

Total assets acquired	12,256,120
Accrued expenses and other current liabilities	(2,810,425)
Deferred tax liabilities	(487,557)

Total net assets	8,958,138
Noncontrolling interest	(9,508,295)
Goodwill	7,056,338

Total purchase price	$6,506,181

Acquisition of Champion Connection's business

On July 1, 2013, Giant Bright International Holdings Limited ("CFO GB") and Mainfame Group Limited ("CFO MF"), two subsidiaries of the Company, entered into a series of contractual arrangement with Champion Connection Network H.K Limited ("Champion Connection") to acquire the packaged fixed assets, experienced personnel related to its investment advisory and institution subscription services businesses in China, respectively. For the acquisition, the purchase consideration comprised cash consideration was $4,044,980, 30% shares of CFO GB, 30% shares of CFO MF and a contingent consideration of 5% shares of CFO MF. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to investment advisory services, institution subscription services and other related services operating unit. In addition, the fair value of the shares of CFO GB and CFO MF were determined by using the income approach.

Purchase price allocation:
Property and equipment, net	$199,803
Total assets acquired	199,803
Goodwill	6,544,150
Cash consideration	4,044,980
The fair value of 30% shares of CFO GB	1,760,861
The fair value of 30% shares of CFO MF	804,142
Contingent consideration of 5% shares of CFO MF	133,970
Total purchase price	$6,743,953

Business combination of CFO Netinfo

On July 1, 2013, Zhengyong Information Technology (Shanghai) Co., Ltd. ("CFO Zhengyong"), a subsidiary of the Company, entered into a series of contractual arrangement with Netinfo (Beijing) Technology Co., Ltd. ("CFO Netinfo") to acquire 100% of the equity interest, with which the Company expects to develop the investment advisory services in the future. For the acquisition, the total cash consideration was $808,996. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to investment advisory services business and other related services operating segment. The net revenue and net loss of CFO Netinfo in the amount of $286,500 and $355,322, respectively, have been included in the consolidated statement of comprehensive income for the year ended December 31, 2013.

		Useful life
		(Years)
Purchase price allocation:
Cash and cash equivalents	$121,044
Prepaid expenses and current assets	339,296
Accounts receivable	4,912
Acquired intangible assets:
Security consulting license	598,657	15

Total assets acquired	1,063,909
Accrued expenses and other current liabilities	(274,748)
Deferred tax liabilities	(149,664)
Income tax payable	612

Total net assets	640,109
Goodwill	168,887

Total purchase price	$808,996

Assets acquisition in 2012

In the first quarter of 2012, CFO Software, a subsidiary of the Company, entered into a series of contractual agreements, to acquire a securities consulting license for a total consideration of $2,063,361.

		Useful life
		(Years)
Purchase price allocation:
Acquired intangible assets:
Securities consulting license	$2,751,148	15
Deferred tax liabilities	(687,787)
Total purchase price	$2,063,361

Acquisition of CFO East Win

On June 30, 2012, CFO Software, a subsidiary of the Company, entered into a series of contractual arrangement with East Win Investment Consulting Co., Limited ("CFO East Win") to acquire 70% of the equity interest, with which the Company expects to develop the wealth management services in the future. For the acquisition, the total cash consideration was $2,848,507. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to subscription services and other related services operating segment. The net revenue and net loss of CFO East Win in the amount of $860,549 and $1,411,495, respectively, have been included in the consolidated statement of comprehensive income for the year ended December 31, 2012.

		Useful life
		(Years)
Purchase price allocation:
Cash and cash equivalents	$14,073
Prepaid and other current assets	215,868
Accounts receivable	949
Property and equipment, net	625,258
Rental deposit	8,998
Acquired intangible assets
Security consulting license	2,065,168	15
Core technology	66,465	5
Total assets acquired	2,996,779

Accounts payable	(137,665)
Accrued expenses and other current liabilities	(1,608,027)
Income tax payable	(30,780)
Deferred tax liabilities	(532,908)
Total net assets	687,399
Noncontroling interests	(871,960)
Goodwill	3,033,068
Total purchase price	$2,848,507

On July 1, 2013, CFO GB entered into a series of contractual arrangement with CFO East Win to acquire the remaining 30% equity interest in CFO East Win. The consideration was the 10% shares of CFO GB, whose fair value was $586,954 valued by a third party appraiser.

The following summarized unaudited pro forma results of operations for the years ended December 31, 2012 and 2013 assuming that all significant acquisitions during the year ended December 31, 2012 and 2013 occurred as of January 1, 2012. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted, had the significant acquisitions occurred as of January 1, 2012 and 2013, nor is it indicative of future operating results.

	For the year ended December 31,
	2012 (unaudited)	2013 (unaudited)
Revenues	$36,237,382	$60,646,859
Net loss attributable to China Finance Online Co. Limited	(15,202,149)	(9,978,159)

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.14)	$(0.09)
- diluted	$(0.14)	$(0.09)

Fair value of acquired assets

The Group measured the fair value for the assets acquired, with the assistance of American Appraisal, an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Group used unobservable inputs to value them, reflecting the Group's assessment of the assumptions market participants would use in valuing these purchased intangible assets.